Current and Future Income Taxes - Future Tax Assets (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current and Future Income Taxes [Abstract]
Non-capital losses carried forward	$ 2,686,530	$ 1,822,341	$ 323,910
Financing costs	7,737	4,115	4,302
Scientific research and development	144,235	121,490	11,193
Future tax assets, gross	2,838,502	1,947,946	339,405
Valuation allowance	(2,838,502)	(1,947,946)	(339,405)
Net future tax assets